Schedule of Restructuring Charges Attributable to Individual Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 10	$ 7	$ 30		$ 51		$ 167
Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2	3	11		37		56
All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3	4	14	[1]	9	[2]	55
Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1		4		2		51
Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4		1		3		5
COS
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5	3	12		35		134
COS | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	3	8		32		44
COS | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	1	[1]	(1)	[2]	42
COS | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		3		1		44
COS | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4		0		3		4
SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5	4	18		16		33
SG&A | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	0	3		5		12
SG&A | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3	4	13	[1]	10	[2]	13
SG&A | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1		1		1		7
SG&A | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		1		0		1
Employee Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	9	3	19		37		45
Employee Related Costs | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2	2	8		32		19
Employee Related Costs | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2	1	6	[1]	5	[2]	6
Employee Related Costs | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1		4		0		18
Employee Related Costs | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4		1		0		2
Employee Related Costs | COS
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5	2	8		26		19
Employee Related Costs | COS | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	2	5		27		7
Employee Related Costs | COS | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	0	[1]	0	[2]	0
Employee Related Costs | COS | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		3		(1)		11
Employee Related Costs | COS | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4		0		0		1
Employee Related Costs | SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4	1	11		11		26
Employee Related Costs | SG&A | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	0	3		5		12
Employee Related Costs | SG&A | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2	1	6	[1]	5	[2]	6
Employee Related Costs | SG&A | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1		1		1		7
Employee Related Costs | SG&A | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		1		0		1
Asset Write Downs and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	4	11		14		122
Asset Write Downs and Other Costs | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	1	3		5		37
Asset Write Downs and Other Costs | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	3	8	[1]	4	[2]	49
Asset Write Downs and Other Costs | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		0		2		33
Asset Write Downs and Other Costs | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		0		3		3
Asset Write Downs and Other Costs | COS
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	1	4		9		115
Asset Write Downs and Other Costs | COS | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	1	3		5		37
Asset Write Downs and Other Costs | COS | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	1	[1]	(1)	[2]	42
Asset Write Downs and Other Costs | COS | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		0		2		33
Asset Write Downs and Other Costs | COS | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		0		3		3
Asset Write Downs and Other Costs | SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	3	7		5		7
Asset Write Downs and Other Costs | SG&A | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	0		0		0
Asset Write Downs and Other Costs | SG&A | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	3	7	[1]	5	[2]	7
Asset Write Downs and Other Costs | SG&A | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		0		0		0
Asset Write Downs and Other Costs | SG&A | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0		$ 0		$ 0		$ 0

[1]	Includes $7 million related to employee relocation costs.
[2]	Includes $5 million related to employee relocation costs.